Fair Value (Details 8) (Non Recurring [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Held-for-investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value Prior to Measurement	$ 166	$ 179	$ 294
Estimated Fair Value After Measurement	151	164	202
Net Investment Gain (Losses)	(15)	(15)	(92)
Held-for-sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value Prior to Measurement	61	35	9
Estimated Fair Value After Measurement	58	33	8
Net Investment Gain (Losses)	(3)	(2)	(1)
Mortgage loans, net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value Prior to Measurement	227	214	303
Estimated Fair Value After Measurement	209	197	210
Net Investment Gain (Losses)	(18)	(17)	(93)
Other limited partnership interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value Prior to Measurement	18	35	915
Estimated Fair Value After Measurement	13	23	561
Net Investment Gain (Losses)	(5)	(12)	(354)
Real estate joint ventures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value Prior to Measurement	0	33	175
Estimated Fair Value After Measurement	0	8	93
Net Investment Gain (Losses)	0	(25)	(82)
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value Prior to Measurement	65	0	0
Estimated Fair Value After Measurement	0	0	0
Net Investment Gain (Losses)	$ (65)	$ 0	$ 0